Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
Recurring fair value measurement
Fair value of liabilities
Liabilities	£ 107,850	£ 130,578
Recurring fair value measurement | Trading deposits
Fair value of liabilities
Liabilities	41,284	43,966
Recurring fair value measurement | Short positions, trading
Fair value of liabilities
Liabilities	7,504	10,491
Recurring fair value measurement | Interest rate
Fair value of liabilities
Liabilities	26,758	31,532
Recurring fair value measurement | Foreign exchange
Fair value of liabilities
Liabilities	27,042	40,306
Recurring fair value measurement | Other derivatives
Fair value of liabilities
Liabilities	174	244
Recurring fair value measurement | Debt securities in issue
Fair value of liabilities
Liabilities	2,305	1,736
Recurring fair value measurement | Other deposits
Fair value of liabilities
Liabilities	2,312	1,812
Recurring fair value measurement | Level 3
Fair value of liabilities
Liabilities	309	494	£ 691
Sensitivity favourable	10	30
Sensitivity unfavourable	(30)	(40)
Recurring fair value measurement | Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	1	1
Recurring fair value measurement | Level 3 | Derivatives
Fair value of liabilities
Liabilities	278	465	£ 685
Recurring fair value measurement | Level 3 | Interest rate
Fair value of liabilities
Liabilities	169	279
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring fair value measurement | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	54	66
Recurring fair value measurement | Level 3 | Other derivatives
Fair value of liabilities
Liabilities	55	120
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Recurring fair value measurement | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	3
Recurring fair value measurement | Level 3 | Other deposits
Fair value of liabilities
Liabilities	27	25
Sensitivity favourable		10
Sensitivity unfavourable	£ (20)	£ (20)